United States
                       Securities and Exchange Commission
                             Washington, DC 20549
                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year Or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:             Edgemoor Investment Advisors, Inc.
Address:          1900 M Street, NW
                  Suite 600
                  Washington, DC 20036
13F File Number:  28-11064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Freeman N. Jelks III
Title:            Compliance Officer
Phone:            202-530-3327
Signature,                 Place,               and Date of Signing:
/s/ Freeman N. Jelks III   Washington DC        January 22, 2008

Report Type (Check only one.):    [X] 13F HOLDINGS REPORT.
                                  [ ] 13F NOTICE.
                                  [ ] 13F COMBINATION REPORT.
List of Other Managers:  None

                             Form 13F Summary Page

Report Summary:
Number of Included Managers:                                   0
Form 13F Information Table Entry Total:                      127
Form 13F Information Table Value Total (in thousands):  $355,689

List of Other Included Managers:  None



FORM 13-F INFORMATION TABLE
EDGEMOOR CAPITAL MANAGEMENT, INC.
DECEMBER 31, 2007


COLUMN 1                          COLUMN 2  COLUMN 3   COLUMN 4   COLUMN 5             COLUMN 6  COLUMN 7  COLUMN 8
--------------------------------  --------  ---------  ---------  --------             --------  --------  ---------
                                                                                                            VOTING
                                   TITLE                 VALUE    SHRS OR   SH/  PUT/  INVEST.    OTHER    AUTHORITY
                                  --------                                                                 ---------
NAME OF ISSUER                     CLASS      CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRET.   MGRS.      SOLE     SHARED  NONE
--------------------------------  --------  ---------  ---------  --------  ---  ----  --------  --------  ---------  ------  ----
3M Co.                            COM       88579Y101     7,588     89,995  SH         SOLE                   89,995
AES Corp.                         COM       00130H105     1,193     55,787  SH         SOLE                   55,787
AES Trust III                     PFD       00808N202       409      8,810  SH         SOLE                    8,810
AES Trust VII                     PFD       00103V305       322      6,500  SH         SOLE                    6,500
Adelphia Recovery Trust           COM       00685R409        29    291,372  SH         SOLE                  291,372
Alcoa Inc.                        COM       013817101     4,596    125,758  SH         SOLE                  125,758
Amer Electric Power Co.           COM       025537101     2,760     59,288  SH         SOLE                   59,288
Ameren Corp.                      COM       023608102     1,697     31,300  SH         SOLE                   31,300
American Express Co.              COM       025816109       293      5,632  SH         SOLE                    5,632
Amgen Inc.                        COM       031162100     2,822     60,764  SH         SOLE                   60,764
Anheuser Busch Co. Inc.           COM       035229103     9,993    190,928  SH         SOLE                  190,928
Apartment Invest. & Mgt. Pfd. Y   PFD       03748R796       276     13,800  SH         SOLE                   13,800
Apollo Group Inc. - A             COM       037604105     2,348     33,473  SH         SOLE                   33,473
Atmos Energy Corp.                COM       049560105     2,014     71,841  SH         SOLE                   71,841
Automatic Data Process.           COM       053015103     9,335    209,625  SH         SOLE                  209,625
Avon Products Inc.                COM       054303102     5,406    136,748  SH         SOLE                  136,748
BCE Inc.                          COM       05534B760     1,004     25,268  SH         SOLE                   25,268
Bank of America Corp.             COM       060505104     6,854    166,106  SH         SOLE                  166,106
Barclays Bank PLC ADR             COM       06738E204     4,272    105,814  SH         SOLE                  105,814
Berkshire Hathaway Inc. - A       COM       084990175     4,106         29  SH         SOLE                       29
Berkshire Hathaway Inc. - B       COM       084670207    20,436      4,315  SH         SOLE                    4,315
Biogen Idec Inc.                  COM       09062X103       374      6,575  SH         SOLE                    6,575
Broadridge Financial Solutions    COM       11133T103     1,008     44,922  SH         SOLE                   44,922
Capitalsource Inc.                COM       14055X102     6,406    364,193  SH         SOLE                  364,193
Carmax Inc.                       COM       143130102     6,869    347,815  SH         SOLE                  347,815
CenterPoint Energy                COM       15189T107       986     57,568  SH         SOLE                   57,568
Chevrontexaco Corp.               COM       166764100       450      4,823  SH         SOLE                    4,823
Cisco Systems Inc.                COM       17275r102     2,922    107,933  SH         SOLE                  107,933
ConocoPhillips                    COM       20825C104     1,525     17,269  SH         SOLE                   17,269
Consol Tomoka Land Fla            COM       210226106       769     12,272  SH         SOLE                   12,272
Corts Provident Trust 1 Pfd.      PFD       22080X203       741     30,380  SH         SOLE                   30,380
Corts UnumProvident               COM       22081B200       227      9,500  SH         SOLE                    9,500
Cross Timbers Royalty Trust       COM       22757R109     1,441     34,925  SH         SOLE                   34,925
Crosstex Energy LP                COM       22765U102       771     24,842  SH         SOLE                   24,842
Crosstex Energy, Inc.             COM       22765Y104     2,591     69,577  SH         SOLE                   69,577
Dell Inc.                         COM       24702r101     1,514     61,755  SH         SOLE                   61,755
Dentsply International Inc.       COM       249030107       776     17,240  SH         SOLE                   17,240
Devon Energy Corp.                COM       25179M103    10,220    114,945  SH         SOLE                  114,945
Diageo PLC ADR                    COM       25243Q205    10,859    126,518  SH         SOLE                  126,518
Dominion Resources Inc.           COM       25746U109     3,531     74,412  SH         SOLE                   74,412
Dover Corp.                       COM       260003108       348      7,550  SH         SOLE                    7,550
Duke Energy Corp.                 COM       26441C105     2,934    145,474  SH         SOLE                  145,474
eBay Inc.                         COM       278642103     8,862    266,995  SH         SOLE                  266,995
Enbridge Energy Mgmt              COM       29250X103     1,901     36,333  SH         SOLE                   36,333
Enbridge Energy Ptrs. LP          COM       29250R106     1,466     28,999  SH         SOLE                   28,999
Enel SPA ADR                      COM       29265W108     3,334     56,457  SH         SOLE                   56,457
Energy East Corp.                 COM       29266M109     2,171     79,775  SH         SOLE                   79,775
Energy Transfer Partners          COM       29273R109     2,135     39,625  SH         SOLE                   39,625
Enerplus Resources Fund           COM       29274D604       520     12,996  SH         SOLE                   12,996
Eon AG ADS                        COM       268780103       568      8,013  SH         SOLE                    8,013
ExxonMobil Corp.                  COM       30231G102     1,195     12,752  SH         SOLE                   12,752
Fairfax Financial Holdings        COM       303901102     2,367      8,273  SH         SOLE                    8,273
Fairpoint Communications          COM       305560104     2,186    167,918  SH         SOLE                  167,918
Fastenal Co.                      COM       311900104     8,889    219,923  SH         SOLE                  219,923
Felcor Lodging Trust Inc. Pfd. A  PFD       31430F200     1,378     66,815  SH         SOLE                   66,815
Felcor Lodging Trust Inc. Pfd. C  PFD       31430F507     1,097     58,670  SH         SOLE                   58,670
Fording Canadian Coal Trust       COM       345425102     2,063     53,434  SH         SOLE                   53,434
GATX Corp.                        COM       361448103     1,114     30,365  SH         SOLE                   30,365
General Electric Co.              COM       369604103     1,931     52,092  SH         SOLE                   52,092
General Mills Inc.                COM       370334104     3,811     66,858  SH         SOLE                   66,858
Great Plains Energy Inc.          COM       391164100     2,030     69,227  SH         SOLE                   69,227
Heineken Hldg New Ord             COM       N39338194     1,106     19,528  SH         SOLE                   19,528
Hersha Hospitality Trust Pfd. A   PFD       427825203       334     15,900  SH         SOLE                   15,900
Hewlett-Packard Co. De            COM       428236103       218      4,324  SH         SOLE                    4,324
Hilltop Holdings Pfd. A           PFD       432748200     1,562     71,475  SH         SOLE                   71,475
Illinois Tool Works, inc.         COM       452308109     4,083     76,265  SH         SOLE                   76,265
Intel Corp.                       COM       458140100       462     17,341  SH         SOLE                   17,341
International Game Tech.          COM       459902102     5,743    130,733  SH         SOLE                  130,733
Ishares Emerging Markets Fund     COM       464287234     7,809     51,959  SH         SOLE                   51,959
Ishares MSCI Japan Index Fund     COM       464286848     2,323    174,824  SH         SOLE                  174,824
Johnson & Johnson                 COM       478160104     6,217     93,209  SH         SOLE                   93,209
Kinder Morgan Energy Ptrs.        COM       494550106     2,390     44,264  SH         SOLE                   44,264
Kinder Morgan Mgmt.               COM       49455U100     3,186     60,179  SH         SOLE                   60,179
Leucadia National Corp.           COM       527288104       717     15,216  SH         SOLE                   15,216
Liberty Global Inc. - A           COM       530555101       371      9,473  SH         SOLE                    9,473
Liberty Global Inc. - C           COM       530555309       386     10,538  SH         SOLE                   10,538
Liberty Media Holding Corp. - A   COM       53071M302     2,190     18,804  SH         SOLE                   18,804
Liberty Media Interactive         COM       53071M104     1,805     94,623  SH         SOLE                   94,623
Liberty Property Trust            COM       531172104       951     33,015  SH         SOLE                   33,015
M I Homes Inc.                    COM       55305B200     1,230     92,170  SH         SOLE                   92,170
MBNA Capital E                    COM       55270B201       283     11,410  SH         SOLE                   11,410
MFA Mortgage Investments Pfd. A   PFD       55272X201       341     14,100  SH         SOLE                   14,100
Markel Corp.                      COM       570535104       697      1,420  SH         SOLE                    1,420
Medtronic Inc.                    COM       585055106     1,514     30,114  SH         SOLE                   30,114
Merrill Lynch Depositor Inc.      COM       740434881       237      9,400  SH         SOLE                    9,400
Methanex Corp.                    COM       59151K108     1,071     38,801  SH         SOLE                   38,801
Microsoft Corp.                   COM       594918104    14,461    406,212  SH         SOLE                  406,212
Nestle SA ADR                     COM       641069406     8,655     75,371  SH         SOLE                   75,371
Novartis AG ADR                   COM       66987V109     7,821    144,012  SH         SOLE                  144,012
Nstar                             COM       67019E107     1,101     30,396  SH         SOLE                   30,396
Old Republic Intl Corp.           COM       680223104       154     10,008  SH         SOLE                   10,008
Penn West Energy Trust            COM       707885109     2,011     77,350  SH         SOLE                   77,350
Potash Corp. of Saskatchewan      COM       73755L107       216      1,500  SH         SOLE                    1,500
Potomac Electric Pwr Co.          COM       713291102     1,208     41,195  SH         SOLE                   41,195
Procter & Gamble Co.              COM       742718109     8,454    115,141  SH         SOLE                  115,141
Progressive Corp. Ohio            COM       743315103       766     39,960  SH         SOLE                   39,960
Protalex, Inc.                    COM       743642100        42     32,200  SH         SOLE                   32,200
Provident Energy Trust            COM       74386K104       854     85,373  SH         SOLE                   85,373
Rayonier Inc.                     COM       754907103     2,849     60,302  SH         SOLE                   60,302
Royal Dutch Shell PLC ADR - A     COM       780259206       321      3,810  SH         SOLE                    3,810
Sears Holdings Corp               COM       812350106       556      5,451  SH         SOLE                    5,451
Spectra Energy                    COM       847560109     1,119     43,347  SH         SOLE                   43,347
Sunstone Hotel Investors Pfd. A   PFD       867892200       457     23,400  SH         SOLE                   23,400
Sysco Corp.                       COM       871829107     5,971    191,329  SH         SOLE                  191,329
TC Pipelines LP                   COM       87233q108       715     19,742  SH         SOLE                   19,742
Tejon Ranch Co.                   COM       879080109     1,015     24,850  SH         SOLE                   24,850
Telecom Corp. Of New Zealand      COM       879278208     3,071    184,906  SH         SOLE                  184,906
Teva Pharmaceuticals Ltd.         COM       881624209     2,334     50,216  SH         SOLE                   50,216
Time Warner                       COM       887317105     3,486    211,174  SH         SOLE                  211,174
Toyota Industries                 COM       J92628106     4,223    103,500  SH         SOLE                  103,500
Transcanada                       COM       89353D107       322      7,858  SH         SOLE                    7,858
Tupperware Corp.                  COM       899896104       675     20,450  SH         SOLE                   20,450
Unilever PLC ADR                  COM       904767704       904     24,170  SH         SOLE                   24,170
United Parcel Service - B         COM       911312106     6,874     97,194  SH         SOLE                   97,194
United Utilities ADR              COM       91311Q105     3,361    111,668  SH         SOLE                  111,668
Unumprovident Corp.               COM       91529Y106       663     27,850  SH         SOLE                   27,850
Verizon Communications            COM       92343v104     3,161     72,348  SH         SOLE                   72,348
Vodaphone Group ADR               COM       92857W209     1,564     41,903  SH         SOLE                   41,903
Wal-Mart Stores Inc.              COM       931142103       765     16,097  SH         SOLE                   16,097
Weight Watchers Int'l.            COM       948626106     1,416     31,340  SH         SOLE                   31,340
Wesco Financial Corp.             COM       950817106     4,323     10,622  SH         SOLE                   10,622
Westar Energy Inc.                COM       95709T100       690     26,600  SH         SOLE                   26,600
Western Union Co.                 COM       959802109    11,370    468,296  SH         SOLE                  468,296
XTO Energy Co.                    COM       98385X106       435      8,468  SH         SOLE                    8,468
Xcel Energy Inc.                  COM       98389B100     1,939     85,918  SH         SOLE                   85,918
YRC Worldwide Inc.                COM       984249102     1,532     89,644  SH         SOLE                   89,644
Zimmer Holdings Inc.              COM       98956P102     2,576     38,949  SH         SOLE                   38,949